Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 104,020		$ 107,773		$ 149,845
Prepaid expenses	412,896		112,649		713,322
Total current assets	516,916		220,422		863,167
Investments held in Trust Account	44,369,108		430,047,193		425,037,665
Forward purchase agreement assets	1,035,264		353,731		1,002,789
Total Assets	45,921,288		430,621,346		426,903,621
Current Liabilities:
Accounts payable	1,565,830		1,177,546		618,742
Accrued expenses	5,545,697		3,945,680		2,059,431
Working capital loan - related party	2,234,300		1,500,000
Income taxes payable	153,004		686,530
Total current liabilities	9,498,831		7,309,756		2,678,173
Deferred underwriting fee payable	10,412,500		10,412,500		14,875,000
Derivative warrant liabilities	1,066,667		1,066,667		21,063,972
Total liabilities	20,977,998		18,788,923		38,617,145
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 400,000,000 shares authorized; 4,312,774 and 42,500,000 shares issued and outstanding as of March 31, 2023 and December 31, 2022 valued at $10.24 and $10.11 redemption value, respectively	44,166,105		429,747,193		425,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 0 issued and outstanding as of March 31, 2023 and December 31, 2022
Accumulated deficit	(19,223,878)		(17,915,833)		(36,714,587)
Total stockholders' deficit	(19,222,815)		(17,914,770)	$ (24,252,143)	(36,713,524)	$ 24,299
Total Liabilities, Class A Common Stock Subject to Redemption, and Stockholders' Deficit	45,921,288		430,621,346		426,903,621
Class A common stock
Current Assets:
Investments held in Trust Account		$ 44,300,000
Stockholders' Deficit
Common stock			0		0
Class A common stock subject to possible redemption
Current Liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 400,000,000 shares authorized; 4,312,774 and 42,500,000 shares issued and outstanding as of March 31, 2023 and December 31, 2022 valued at $10.24 and $10.11 redemption value, respectively	44,166,105		429,747,193		425,000,000
Class B common stock
Stockholders' Deficit
Common stock	$ 1,063		$ 1,063		$ 1,063